CONSOLIDATED BALANCE SHEETS	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets (including current assets of the consolidated VIEs pledged or collateralized for the VIEs' obligations of RMB372,874,938 and RMB nil (US$ nil) as of December 31, 2022 and 2023, respectively):
Cash and cash equivalents	¥ 1,020,604,191	$ 143,749,094	¥ 378,917,318
Restricted cash - current - others (including restricted cash - current of the consolidated VIEs pledged or collateralized for the VIEs' obligations of RMB136,671,970 and RMB nil (US$ nil) as of December 31, 2022 and 2023, respectively)	14,334,937	2,019,034	152,688,510
Restricted cash - current - bank deposits held for short-term investments	1,670,006,785	235,215,536
Short-term investments	635,070,394	89,447,794	1,941,432,848
Accounts receivable, net	64,791,709	9,125,721	266,836,951
Finance lease receivables - current, net of allowance of RMB15,461,529 and RMB9,970,622 (US$ 1,404,333) as of December 31, 2022 and 2023, respectively (including finance lease receivables - current of the consolidated VIEs pledged or collateralized for the VIEs' obligations of RMB236,202,968 and RMB nil (US$ nil) as of December 31, 2022 and 2023, respectively)	200,459,435	28,234,121	799,438,656
Financing receivables, net of allowance of RMB60,673,961 and RMB57,971,477 (US$8,165,112) as of December 31, 2022 and 2023, respectively	29,522,035	4,158,092	73,818,025
Short-term contract asset, net	170,623,200	24,031,775	500,389,654
Prepayments and other current assets, net of allowance of RMB nil and RMB 114,122,430 (US$16,073,808) as of December 31, 2022 and 2023, respectively	78,606,808	11,071,537	1,356,822,028
Total current assets	3,884,019,494	547,052,704	5,470,343,990
Non-current assets (including non-current assets of the consolidated VIEs pledged or collateralized for the VIEs' obligations of RMB124,522,680 and RMB nil (US$ nil) as of December 31, 2022 and 2023, respectively):
Restricted cash - non-current	583,380,417	82,167,413	750,877,306
Goodwill			148,657,971
Property and equipment, net	8,239,037	1,160,444	14,689,988
Intangible assets	48,373,192	6,813,222	48,317,878
Long-term contract asset	36,310,769	5,114,265	173,457,178
Deferred tax assets			62,497,781
Finance lease receivables - non-current, net of allowance of RMB6,709,737 and RMB2,730,769 (US$384,621) as of December 31, 2022 and 2023, respectively (including finance lease receivables - non-current of the consolidated VIEs pledged or collateralized for the VIEs' obligations of RMB124,522,680 and RMB nil (US$ nil) as of December 31, 2022 and 2023, respectively)	36,426,617	5,130,582	260,049,967
Operating lease right-of-use assets	47,154,944	6,641,635	80,726,757
Other non-current assets	4,705,544	662,762	6,633,517
Total non-current assets	764,590,520	107,690,323	1,545,908,343
TOTAL ASSETS	4,648,610,014	654,743,027	7,016,252,333
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the Company of RMB 2,211,107,583 and RMB 454,773,564 (US$64,053,517) as of December 31, 2022 and 2023, respectively):
Short-term debts (including short-term debts of the consolidated VIEs without recourse to the Company of RMB 349,299,134 and RMB 39,071,500 (US$5,503,106) as of December 31, 2022 and 2023, respectively)	39,071,500	5,503,106	349,299,134
Long-term debts - current (including long-term debts - current of the consolidated VIEs without recourse to the Company of RMB 565,143,340 and RMB 926,237 (US$130,458) as of December 31, 2022 and 2023, respectively)	926,237	130,458	565,143,340
Short-term lease liabilities (including short-term lease liabilities of the consolidated VIEs without recourse to the Company of RMB 9,913,073 and RMB 6,932,332 (US$976,399) as of December 31, 2022 and 2023, respectively)	7,603,380	1,070,914	9,913,073
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB 881,977,535 and RMB 196,282,964 (US$27,645,877) as of December 31, 2022 and 2023, respectively)	206,877,626	29,138,104	890,836,699
Deferred guarantee income (including deferred guarantee income of the consolidated VIEs without recourse to the Company of RMB nil and RMB86,218,888 (US$12,143,676) as of December 31, 2022 and 2023, respectively)	86,218,888	12,143,676	298,306,038
Contingent risk assurance liabilities (including contingent risk assurance liabilities of the consolidated VIEs without recourse to the Company of RMB nil and RMB125,140,991 (US$17,625,740) as of December 31, 2022 and 2023, respectively)	125,140,991	17,625,740	103,997,383
Risk assurance liabilities (including risk assurance liabilities of the consolidated VIEs without recourse to the Company of RMB 402,303,421 and RMB nil (US$ nil) as of December 31, 2022 and 2023, respectively)			402,303,421
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of RMB 2,471,080 and RMB 200,652 (US$28,261) as of December 31, 2022 and 2023, respectively)	311,904,279	43,930,799	313,406,680
Total current liabilities	777,742,901	109,542,797	2,530,902,347
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the Company of RMB 162,007,505 and RMB 53,849,261 (US$7,584,509) as of December 31, 2022 and 2023, respectively):
Long-term debts (including long-term debts of the consolidated VIEs without recourse to the Company of RMB 75,869,353 and RMB 712,023 (US$100,286) as of December 31, 2022 and 2023, respectively)	712,023	100,286	75,869,353
Deferred tax liability (including deferred tax liability of the consolidated VIEs without recourse to the Company of RMB 10,724,126 and RMB 10,724,126 (US$1,510,462) as of December 31, 2022 and 2023, respectively)	10,724,133	1,510,463	10,724,133
Long-term lease liabilities (including long-term lease liabilities of the consolidated VIEs without recourse to the Company of RMB75,099,739 and RMB42,187,077 (US$5,941,925) as of December 31, 2022 and 2023, respectively)	42,228,435	5,947,751	76,533,208
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Company of RMB 314,287 and RMB 226,035 (US$31,836) as of December 31, 2022 and 2023, respectively)	226,035	31,836	314,287
Total non-current liabilities	53,890,626	7,590,336	163,440,981
Total liabilities	831,633,527	117,133,133	2,694,343,328
Commitments and contingencies
Shareholders' equity
Treasury shares	(773,130,748)	(108,893,188)	(559,005,216)
Additional paid-in capital	4,813,679,585	677,992,589	4,805,240,472
Accumulated other comprehensive income	111,849,166	15,753,626	66,359,902
Retained earnings (accumulated deficit)	(335,625,776)	(47,271,902)	9,109,587
Total Cango Inc.'s equity	3,816,976,487	537,609,894	4,321,909,005
Total shareholders' equity	3,816,976,487	537,609,894	4,321,909,005
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,648,610,014	654,743,027	7,016,252,333
Class A Ordinary shares
Shareholders' equity
Ordinary shares	154,483	21,758	154,483
Class B Ordinary shares
Shareholders' equity
Ordinary shares	¥ 49,777	$ 7,011	¥ 49,777